Segment Results and Segment Assets (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Advertising	$ 11,358,198	$ 15,980,107	$ 17,365,136
Fee based services	4,300,506	3,962,159	4,430,327
Total revenues	15,658,704	19,942,266	21,795,463
Cost of revenues (excluding depreciation and amortization)	9,951,884	10,774,121	10,795,979
Segment Results	5,706,820	9,168,145	10,999,484
Segment Assets	36,398,084	47,941,866	62,037,465
Capital expenditures	2,107,867	5,409,549	4,046,056
Depreciation/amortization	3,664,376	3,499,769	3,786,398
Operating Segments | India Online Business
Segment Reporting Information [Line Items]
Advertising	8,485,560	12,517,461	13,817,053
Fee based services	4,041,904	3,705,761	4,125,556
Total revenues	12,527,464	16,223,222	17,942,609
Cost of revenues (excluding depreciation and amortization)	7,470,935	8,241,612	8,299,834
Segment Results	5,056,529	7,981,610	9,642,775
Segment Assets	35,577,371	44,457,954	57,334,942
Capital expenditures	2,105,552	5,375,763	4,034,753
Depreciation/amortization	3,651,816	3,490,725	3,776,809
Operating Segments | US Publishing Business
Segment Reporting Information [Line Items]
Advertising	2,872,638	3,462,646	3,548,083
Fee based services	258,602	256,398	304,771
Total revenues	3,131,240	3,719,044	3,852,854
Cost of revenues (excluding depreciation and amortization)	2,480,949	2,532,509	2,496,145
Segment Results	650,291	1,186,535	1,356,709
Segment Assets	820,713	3,483,912	4,702,523
Capital expenditures	2,315	33,786	11,303
Depreciation/amortization	$ 12,560	$ 9,044	$ 9,589